Leases - Summary of Amounts Recognised in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Operating Lease [Abstract]
Interest on lease liabilities (refer note 16)	$ 1,569	$ 1,867	$ 2,731
Depreciation on right-of-use assets (refer note 18)	$ 3,064	$ 4,333	$ 5,284